Contingencies, Commitments and Guarantees - Legal contingencies (Details) - USD ($)		12 Months Ended
	Jan. 01, 2013	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Amount of policy issued to plaintiff's	$ 1,000,000	$ 1,000,000